Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Operating activities
Net loss for the year	$ (2,164,454)	$ (6,402,277)	$ (31,321,791)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,411,657	1,730,308	1,047,388
Depreciation expense	106,808	239,904	123,956
Change in fair value of warrant liability	(10,503,941)	(12,300,453)	18,843,947
Accretion expense	118,388		359,267
Financing costs	360,000		30,000
Loss on loan extinguishment			9,407
Imputed interest expense on lease liability (note 9)	10,038	12,696	27,062
Foreign exchange loss (gain) on re-translation of lease (Note 9)	13,334	2,165	(10,766)
Loss on debt settlement	875,861	56,146	1,056,296
Loss on private placement	940,290
Share issuance costs	947,156
Changes in operating assets and liabilities:
Accounts receivable	(21,340)	(12,598)	(35,828)
Prepaid mine acquisition costs		(260,463)
Prepaid finance costs		(393,640)
Prepaid expenses	(274,211)	76,112	(67,542)
Accounts payable	(1,775,211)	(128,774)	1,403,873
Accrued liabilities	(549,489)	787,363	300,211
EPA water treatment payable	826,662	1,974,656	1,019,878
EPA cost recovery payable	3,000,000	3,000,000	3,000,000
Other liabilities			(11,117)
Interest payable	197,727	246,702	278,545
Net cash used in operating activities	(6,480,725)	(11,372,153)	(3,947,214)
Investing activities
Deposit on mining interest	(2,000,000)
Purchase of machinery and equipment	(280,701)	(94,693)	(219,528)
Net cash used in investing activities	(2,280,701)	(94,693)	(219,528)
Financing activities
Proceeds from issuance of common stock, net	13,315,538	6,013,439	2,428,530
Proceeds from warrants exercised			417,006
Shares to be issued			549,363
Lease payments	(61,504)	(129,191)	(120,690)
Proceeds from promissory note	840,000	2,500,000	1,084,536
Repayment of promissory note	(1,825,920)		(158,094)
Net cash provided by financing activities	12,268,114	8,384,248	4,200,651
Net change in cash	3,506,688	(3,082,598)	33,909
Cash, beginning of year	61,973	3,568,661	28,064
Cash, end of year	3,568,661	486,063	61,973
Non-cash activities:
Common stock issued to settle accounts payable, accrued liabilities, interest payable, and promissory notes	1,085,115	188,146	717,673
Common stock issued to settle convertible loan	$ 1,600,000		$ 300,000